CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Member Units [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2014	$ (27,694)	$ 520	$ 1,229,755	$ (675,004)	$ 527,577
Balance (in Shares) at Dec. 31, 2014	10,000	520,000
Common stock issued for exercise of options (in Shares)					0
Sale of MariJ Agricultural, Inc.’s common stock		$ 127	780,473		$ 780,600
Sale of MariJ Agricultural, Inc.’s common stock (in Shares)		127,200
Stock issued for consulting services		$ 20	197,480		$ 197,500
Stock issued for consulting services (in Shares)		19,750			19,750
LLC units issued	$ 100				$ 100
LLC units issued (in Shares)	3,000
LLC units cancelled (in Shares)	(5,000)
Net (Loss) Income	$ 48,281			(660,100)	(611,819)
Balance at Dec. 31, 2015	$ 20,687	$ 667	2,207,708	(1,335,104)	893,958
Balance (in Shares) at Dec. 31, 2015	8,000	666,950
Reverse merger and recapitalization	$ (20,687)	$ 14,763	235,608		229,684
Reverse merger and recapitalization (in Shares)	(8,000)	14,763,306
Balance after reverse merger and recapitalization		$ 15,430	2,443,316	(1,335,104)	1,123,642
Balance after reverse merger and recapitalization (in Shares)		15,430,256
Common stock issued for exercise of options		$ 15	135		$ 150
Common stock issued for exercise of options (in Shares)		15,000			15,000
Stock issued for consulting services		$ 157	286,418		$ 286,575
Stock issued for consulting services (in Shares)		156,560
Common stock issued for related party payable		$ 1,200	598,800		600,000
Common stock issued for related party payable (in Shares)		1,200,000
Common stock issued for cash		$ 130	64,870		65,000
Common stock issued for cash (in Shares)		130,000
Net (Loss) Income				(1,785,114)	(1,785,114)
Balance at Dec. 31, 2016		$ 16,932	$ 3,393,539	$ (3,120,218)	$ 290,253
Balance (in Shares) at Dec. 31, 2016		16,931,816
Sale of MariJ Agricultural, Inc.’s common stock (in Shares)					50,000
Stock issued for consulting services					$ 23,400
Stock issued for consulting services (in Shares)					15,000
Common stock issued for cash (in Shares)					592,646
Net (Loss) Income					$ (1,204,318)
Balance at Jun. 30, 2017					$ 122,224